Average Annual Total Returns - Direxion Daily Utilities Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares 1 Year	Direxion Daily Utilities Bull 3X Shares Since Inception	Direxion Daily Utilities Bull 3X Shares Inception Date	Direxion Daily Utilities Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Utilities Bull 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily Utilities Bull 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily Utilities Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Utilities Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily Utilities Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(39.19%)	4.30%	May 03, 2017	(22.94%)	3.83%	May 03, 2017	0.51%	9.35%	May 03, 2017	18.40%	15.34%	May 03, 2017